Investment in Subsidiaries	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investment in Subsidiaries
NOTE 14: INVESTMENT IN SUBSIDIARIES
The consolidation scope of the Group is as follows, for both current and comparative years presented in these year-end
financial statements:

Name	Country of Incorporation and Place of Business	Nature of Business	Proportion of ordinary shares directly held by parent (%)	Proportion of ordinary shares held by the Group (%)	Proportion of ordinary shares held by non-controlling interests (%)
Celyad SA	BE	Biopharma	Parent company
Celyad Inc	US	Biopharma	100%	100%	0%
CorQuest Medical Inc	US	Medical Device	100%	100%	0%
Biological Manufacturing Services SA	BE	Manufacturing	100%	100%	0%
Cardio3 Inc was incorporated in 2011 to support clinical and regulatory activities of the Group in the US. Cardio3 Inc was renamed in Celyad Inc in 2015.
CorQuest Medical Inc was acquired on November 5, 2014. CorQuest Medical Inc. was developing
Heart-XS,
a new access route to the left atrium. In November 2019, the patent rights related to
Heart-XS
were sold to CorQuest MedTech SRL, a newly constituted Belgian company developing innovative cellular medicines. The Group does not hold any ordinary shares of CorQuest MedTech SRL.
Biological Manufacturing Services SA (BMS) was acquired in May 2016. BMS owns Good Manufacturing Practices (‘GMP’) laboratories. BMS rent its laboratories to Celyad SA since 2009 and until April 30, 2016.